Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2026

Shares		Value
COMMON STOCKS 94.4%
CONSUMER DISCRETIONARY 5.6%
	ENGINEERING & CONSTRUCTION 1.7%
37,800	TopBuild Corp.(1)(2)	$13,279,140
	ENTERTAINMENT 0.2%
16,272	Churchill Downs, Inc.	1,461,714
	HOME BUILDERS 1.3%
21,900	Cavco Industries, Inc.(1)(2)	10,605,951
	RETAIL 2.4%
28,015	Group 1 Automotive, Inc.(2)	9,262,599
41,600	Texas Roadhouse, Inc.	6,869,824
15,800	Wingstop, Inc.(2)	2,448,526
		18,580,949
		43,927,754
CONSUMER STAPLES 2.9%
	FOOD 2.9%
225,000	Post Holdings, Inc.(1)	22,243,500
FINANCIALS 7.9%
	DIVERSIFIED FINANCIALS 1.8%
14,000	Enova International, Inc.(1)	1,901,620
156,633	Stifel Financial Corp.	11,578,312
		13,479,932
	INSURANCE 6.1%
60,000	Assured Guaranty Ltd.	4,888,800
77,256	Primerica, Inc.	19,351,083
263,800	RLI Corp.	15,047,152
110,193	Selective Insurance Group, Inc.	8,307,450
		47,594,485
		61,074,417
HEALTHCARE 8.0%
	HEALTHCARE PRODUCTS 1.2%
138,000	Merit Medical Systems, Inc.(1)	9,512,340
	HEALTHCARE SERVICES 6.8%
182,800	Ensign Group, Inc.	36,834,200
32,500	Medpace Holdings, Inc.(1)	15,606,175
		52,440,375
		61,952,715
INDUSTRIALS 57.7%
	BUILDING MATERIALS 8.2%
208,500	AAON, Inc.(2)	17,253,375
19,400	Carlisle Cos., Inc.(2)	6,472,228
6,000	Lennox International, Inc.(2)	2,784,780
46,200	Simpson Manufacturing Co., Inc.(2)	7,928,844
145,900	SPX Technologies, Inc.(1)	29,171,246
		63,610,473
	COMPUTERS 7.2%
70,100	CACI International, Inc. Class A(1)	38,125,287
584,065	ExlService Holdings, Inc.(1)	17,784,779
		55,910,066
	DISTRIBUTION/WHOLESALE 4.0%
372,700	Rush Enterprises, Inc. Class A	24,639,197
Shares		Value
COMMON STOCKS 94.4% (continued)
INDUSTRIALS 57.7% (continued)
	DISTRIBUTION/WHOLESALE 4.0% (continued)
51,100	SiteOne Landscape Supply, Inc.(1)	$6,801,921
		31,441,118
	ELECTRICAL EQUIPMENT 0.5%
13,000	Acuity, Inc.	3,642,860
	ELECTRONICS 5.2%
113,600	Woodward, Inc.	40,659,712
	ENGINEERING & CONSTRUCTION 4.8%
13,100	Comfort Systems USA, Inc.	18,064,769
11,600	EMCOR Group, Inc.	8,564,396
162,600	Exponent, Inc.	10,609,650
		37,238,815
	HAND/MACHINE TOOLS 1.6%
77,600	MSA Safety, Inc.(2)	12,722,520
	IRON/STEEL 2.4%
47,000	Carpenter Technology Corp.	18,525,050
	MACHINERY - DIVERSIFIED 10.7%
132,740	Applied Industrial Technologies, Inc.	35,218,577
35,800	Kadant, Inc.(2)	10,466,130
128,857	Watts Water Technologies, Inc. Class A	37,405,898
		83,090,605
	METAL FABRICATE/HARDWARE 5.5%
78,600	RBC Bearings, Inc.(1)	42,689,232
	MISCELLANEOUS MANUFACTURERS 4.6%
31,600	Enpro, Inc.	7,920,540
261,803	Federal Signal Corp.	28,311,377
		36,231,917
	TRUCKING & LEASING 3.0%
137,151	GATX Corp.	23,417,162
		449,179,530
INFORMATION TECHNOLOGY 10.1%
	COMPUTERS 0.4%
75,300	Crane NXT Co.(2)	3,056,427
	ELECTRONICS 2.2%
91,200	Badger Meter, Inc.(2)	13,894,320
21,400	TD SYNNEX Corp.	3,610,394
		17,504,714
	INTERNET 1.2%
129,900	ePlus, Inc.(2)	9,774,975
	MISCELLANEOUS MANUFACTURERS 3.0%
44,700	Fabrinet(1)(2)	23,311,944
	SEMICONDUCTORS 1.4%
48,046	MACOM Technology Solutions Holdings, Inc.(1)	10,669,575
	SOFTWARE 1.9%
141,800	ACI Worldwide, Inc.(1)	5,815,218
55,449	Appfolio, Inc. Class A(1)(2)	8,750,961
		14,566,179
		78,883,814
See Supplementary Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 94.4% (continued)
MATERIALS 1.9%
	CHEMICALS 0.8%
36,100	Balchem Corp.	$6,118,228
	PACKAGING & CONTAINERS 1.1%
69,300	AptarGroup, Inc.	8,733,186
		14,851,414
UTILITIES 0.3%
	WATER 0.3%
30,500	American States Water Co.	2,306,410
TOTAL COMMON STOCKS (Cost $455,197,803)		734,419,554
SHORT-TERM INVESTMENTS 6.6%
	MONEY MARKET FUNDS 6.6%
42,925,555	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(3)	42,925,555
8,639,639	State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,639,639
		51,565,194
TOTAL SHORT-TERM INVESTMENTS (Cost $51,565,194)		51,565,194
TOTAL INVESTMENTS IN SECURITIES 101.0% (Cost $506,762,997)		$785,984,748
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.0)%		(7,942,148)
NET ASSETS(5) 100.0%		$778,042,600

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2026, the market value of the securities on loan was $87,220,053.
(3)	Rate reflects 7 day yield as of March 31, 2026.
(4)
Securities with an aggregate market value of
$87,220,053 were out on loan in exchange for collateral
including $8,639,639 of cash collateral as of March 31,
2026. The collateral was invested in a cash collateral
reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$506,762,997, aggregate gross unrealized appreciation
was $296,313,978, aggregate gross unrealized
depreciation was $17,092,227 and the net unrealized
appreciation was $279,221,751.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

2